LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

5. LEASES

The Company had entered into an operating lease agreement for factories located in Taiwan.

	As of
	December 31，2025	June 30，2026
		(Unaudited)
Operating lease right-of-use assets, net	$279,627	$251,079

Operating lease liabilities, current	50,084	50,672
Operating lease liabilities, non-current	229,543	200,408
Total operating lease liabilities	$279,627	$251,080

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

5. LEASES-continued

The components of lease expense were as follows within the consolidated statements of comprehensive loss:

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Operating lease:
Operating lease expense	$31,458	$31,708
Short-term lease expense	737	2,893
Total operating lease expenses	$32,195	$34,601
Total lease expenses	$32,195	$34,601

For the six months ended June 30, 2025 and 2026, cash paid for operating leases were US$26,791 and US$31,708.

Supplemental balance sheet information related to leases was as follows:

	As of
	December 31，2025	June 30，2026
		(Unaudited)
Weighted average discount rate:
Operating lease	5.38%	5.38%
Weighted average remaining lease term:
Operating lease	60 months	54 months

As of June 30, 2026, the future minimum rent payable under non-cancelable operating and financing leases were:

For the six months ended June 30,	Amount
(Unaudited)
The remainder of 2026	$31,476
2027	62,952
2028	62,952
2029 and thereafter	125,903
Total lease payments	283,282
Less: imputed interest	(32,202)
Total operating lease liabilities, net of interest	$251,080

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)